Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

May 31, 2021

AZI-QTLY-0721
1.802196.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Arizona - 97.3%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A, 5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	$550,000	$579,098
Series 2015 A, 5% 7/1/35	2,215,000	2,580,102
Series 2015 B, 5% 7/1/31	1,525,000	1,779,707
Series 2015 D:
5% 7/1/34	500,000	582,416
5% 7/1/35	900,000	1,048,348
5% 7/1/41	485,000	564,943
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	1,986,939
Series 2015, 5% 9/1/27	1,500,000	1,770,390
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	345,000	346,222
5% 7/1/32	470,000	471,582
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,325,800
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.945%, tender 1/1/37 (a)(b)	1,000,000	1,011,091
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,306,666
5% 12/1/42	2,270,000	2,585,847
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
4% 2/1/50	2,000,000	2,313,426
5% 2/1/40	700,000	895,503
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	239,870
4% 9/1/36	355,000	424,500
Arizona State Lottery Rev. Series 2019, 5% 7/1/29	2,000,000	2,621,558
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,855,739
Series 2017A, 5% 7/1/31	385,000	477,307
Arizona State Univ. Revs.:
Series 2019 A, 5% 7/1/43	1,000,000	1,273,118
Series 2020 A:
4% 7/1/40	1,300,000	1,567,076
5% 7/1/39	390,000	508,945
5% 7/1/43	2,925,000	3,784,821
Series 2021 C, 5% 7/1/41	1,000,000	1,324,230
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	412,625
5% 7/1/28	500,000	588,800
5% 7/1/29	455,000	535,405
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	589,541
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,097,627
Series 2019, 5%, tender 6/3/24 (a)(c)	3,700,000	4,189,365
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	766,736
5% 7/1/27	1,300,000	1,473,799
Glendale Union School District 205 Series A:
4% 7/1/38 (FSA Insured)	1,000,000	1,227,060
4% 7/1/39 (FSA Insured)	1,000,000	1,223,663
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,310,000	2,839,155
5% 7/1/32	1,000,000	1,222,607
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	1,125,307
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	278,352
5% 7/1/33	435,000	469,921
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,166,145
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,211,771
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,487,000
Series 2019 A:
5% 9/1/29	310,000	399,043
5% 9/1/33	275,000	348,779
5% 9/1/34	680,000	860,513
5% 9/1/35	395,000	499,041
Series 2021 A, 4% 9/1/51	1,500,000	1,757,417
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	500,000	518,781
6% 1/1/48 (d)	500,000	514,748
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,493,240
5% 7/1/34	585,000	736,588
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	200,000	242,440
Series C, 5%, tender 10/18/24 (a)	125,000	144,452
Series 2016 A:
4% 1/1/24	255,000	279,254
5% 1/1/23	40,000	43,050
5% 1/1/24	275,000	308,221
5% 1/1/25	105,000	122,086
5% 1/1/34	2,935,000	3,546,416
5% 1/1/38	2,040,000	2,453,398
Series 2019 F, 4% 1/1/45	1,000,000	1,178,249
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	433,915
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	736,455
Series 2019 A, 5% 7/1/37	1,000,000	1,247,566
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,242,930
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,000,000	3,700,897
Series D, 4% 7/1/34	350,000	429,847
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,391,448
5% 7/1/38	3,850,000	4,603,112
Series 2016, 5% 7/1/39	2,270,000	2,711,243
Mesa Util. Sys. Rev. Series 2019 A, 5% 7/1/43	2,015,000	2,547,761
Northern Arizona Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,054,276
Northern Arizona Univ. Revs.:
Series 2012, 5% 6/1/36 (Pre-Refunded to 6/1/21 @ 100)	860,000	860,000
Series 2013, 5% 8/1/27	1,000,000	1,086,289
Series 2014, 5% 6/1/29	500,000	558,604
Series 2015, 5% 6/1/30	1,000,000	1,161,889
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,286,502
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,205,113
5% 7/1/29 (c)	500,000	544,500
Series 2015 A, 5% 7/1/45	4,100,000	4,784,780
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,959,228
5% 7/1/42 (c)	2,000,000	2,409,956
Series 2017 D, 5% 7/1/31	2,000,000	2,470,188
Series 2019 A, 5% 7/1/49	2,000,000	2,491,206
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/35	1,000,000	1,198,156
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	3,043,218
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,205,670
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45 (e)	2,000,000	2,640,025
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,219,269
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,421,191
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,760,000
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	399,604
5% 7/1/27 (c)	400,000	420,502
Pima County Ctfs. of Prtn. Series 2014, 5% 12/1/27	1,745,000	1,938,324
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23	30,000	31,571
5% 7/1/25	1,600,000	1,681,649
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,871,425
Series A, 5% 1/1/37	520,000	680,358
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	4,097,177
5.5% 12/1/29	3,000,000	3,927,467
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	470,786
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,146,112
Series 2016:
5% 7/1/28	315,000	382,761
5% 7/1/29	500,000	605,885
5% 7/1/30	325,000	392,923
5% 7/1/31	375,000	453,164
Tucson Ctfs. of Prtn.:
Series 2014, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,145,672
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	607,304
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,490,090
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,000,000	1,185,994
Series 2017, 5% 7/1/34	1,000,000	1,220,534
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2013, 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,112,800
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,140,045
Series 2015 A 5% 6/1/30	2,500,000	2,914,414
Series 2016, 5% 6/1/38	1,000,000	1,195,340
Series 2019 A, 5% 6/1/41	1,965,000	2,490,657
Series 2020 C:
5% 8/1/22	920,000	972,751
5% 8/1/24	800,000	918,773
5% 8/1/26	800,000	979,892
5% 8/1/28	900,000	1,156,857
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,252,115
5% 7/1/28	1,315,000	1,687,102
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,175,484
Series 2016, 5% 8/1/36	1,305,000	1,543,995
Series 2019:
4% 8/1/43	350,000	403,786
5% 8/1/24	325,000	370,926
5% 8/1/25	400,000	471,951
5% 8/1/26	600,000	729,797
5% 8/1/27	625,000	779,557
5% 8/1/39	1,060,000	1,335,533
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.8%, tender 6/1/21 (a)(c)	350,000	350,000
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,275,844

TOTAL ARIZONA		182,387,994

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	216,159
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	406,079

TOTAL GUAM		622,238

TOTAL MUNICIPAL BONDS
(Cost $170,103,615)		183,010,232

Municipal Notes - 0.5%
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. Series 2015 C, 0.01% 6/1/21, LOC Bank of America NA, VRDN (a)
(Cost $1,000,000)	1,000,000	1,000,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $171,103,615)		184,010,232
NET OTHER ASSETS (LIABILITIES) - 1.9%		3,558,754
NET ASSETS - 100%		$187,568,986

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,033,529 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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